Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 3,781	$ 2,849	$ 1,754
Cost of revenue	2,004	1,201	488
Gross profit	1,777	1,648	1,266
Selling, general, and administrative expenses	82,166	50,902	46,886
Research and development expenses	132,873	117,932	93,085
Operating loss	(213,262)	(167,186)	(138,705)
Interest income	2,297	633	241
Interest expense	36	10	21
Other income	128	28,571	453
Loss before income taxes	(210,873)	(137,992)	(138,032)
Income tax expense	62	147	155
Net loss	(210,935)	(138,139)	(138,187)
Other comprehensive loss:
Foreign currency translation adjustment	(23)	(52)	(21)
Total comprehensive loss for the year	$ (210,958)	$ (138,191)	$ (138,208)
Net loss per share:
Basic and diluted (in dollars per share)	$ (1.09)	$ (0.71)	$ (0.71)
Weighted-average shares outstanding:
Basic and diluted (in shares)	194,378,154	193,663,150	193,663,150